Note 9 - Income Taxes (Details) - Deferred Tax Assets and Deferred Tax Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Allowance for loan losses	$ 2,882	$ 2,139
Deferred compensation	2,008	1,847
Deferred loan fees/costs	288	290
Other real estate owned	370	403
Other	84	205
Mortgage servicing rights	(167)	(185)
FHLB stock dividends	(1,074)	(1,081)
Unrealized gain on securities available for sale	(495)	(128)
Prepaid expenses	(206)	(5)
Depreciation and amortization	(451)	(397)
Other	(2)	(1)
Net deferred tax asset	$ 3,237	$ 3,087